Income Taxes - Schedule of Two-Tiered Profits Tax Regime (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Two-Tiered Profits Tax Regime [Abstract]
Income before tax expenses	$ 540,712	$ 1,073,176	$ 262,798
Tax expenses at applicable rates in Hong Kong profits at tax rate of 16.5%	89,217	177,074	43,362
Tax reduction related to two-tiered profits tax regime	(21,219)	(21,089)	(20,273)
Tax incentives	(193)	(383)	(765)
Tax effect of non-taxable income	(15,050)	(10,955)	(6,997)
Income tax expense	$ 52,755	$ 144,647	$ 15,327